Leases - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Cash outflow for leases	$ 0.7	$ 0.7
Weighted average lessee’s incremental borrowing rate	4.90%	4.90%